Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 228
Due from one year to five years	110,726
Due from five years to ten years	2,506,541
Due after ten years	1,380,803
Held-to-maturity debt securities, Amortized cost	3,998,298	¥ 4,130,451
Held-to-maturity debt securities, Fair value:
Due in one year or less	228
Due from one year to five years	113,941
Due from five years to ten years	2,543,193
Due after ten years	1,387,665
Held-to-maturity debt securities, Fair value	4,045,027	¥ 4,184,139
Available-for-sale debt securities, Fair value:
Due in one year or less	12,545,849
Due from one year to five years	13,409,395
Due from five years to ten years	5,566,108
Due after ten years	4,929,834
Available-for-sale debt securities, Fair value	¥ 36,451,186